VARIABLE INTEREST ENTITIES - Additional Information (Details)	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2017 CNY (¥)
Variable Interest Entity [Line Items]
Revenues	$ 14,910,049	¥ 102,384,327	¥ 84,712,046	¥ 60,054,462
Operating expenses	7,879,790	54,108,938	45,075,081	46,574,986
Net income (loss)	3,692,537	25,355,905	44,072,321	31,445,147
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Revenues	14,910,049	102,384,327	84,712,046	60,054,462
Operating expenses	3,131,246	21,501,642	22,441,733	18,074,743
Net income (loss)	$ 567,529	¥ (3,897,110)	¥ (22,734,249)	¥ (2,757,013)